Payables to Vessel Owners - Schedule of Payables to Vessel Owners (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables to Vessel Owners [Abstract]
Total	$ 2,950,944	$ 5,085,232